Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	From time to time, we may grant equity awards, including stock options or stock appreciation rights. Although we do not have a formal policy with respect to the timing of our equity award grants, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of employee compensation from said awards.

During fiscal 2024, we did not grant any stock options or similar awards to any of our NEOs during any period beginning four business days before and ending one business day after the filing of any report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.

Award Timing Method [Text Block]	we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of employee compensation from said awards.
Award Timing MNPI Considered [Flag]	false